Income Tax Provision - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net loss for the year before income taxes	$ 452,926	$ (190,565)	$ (254,964)	$ (983,645)	$ (1,144,696)	$ (1,389,972)
Expected income tax recovery from net loss					(240,386)	(472,590)
Non-deductible expenses					51,400	190,331
Change in valuation allowance					188,986	282,259
Income tax expense benefit